Note 15 - Earnings (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 8,877	$ 98,999	$ 67,239
Less: paid and accrued earnings allocated to Preferred Stock	(31,082)	(31,269)	(30,503)
Add: gain from retirement of Preferred Stock	619	0	0
Net income / (loss) available to common stockholders	$ (21,586)	$ 67,730	$ 36,736
Weighted average number of common shares, basic and diluted (in shares)	120,696,130	115,747,452	110,395,134
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ (0.18)	$ 0.59	$ 0.33